DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS

Currency Risk Management

The Company uses foreign exchange economic hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange rates. The Company is primarily exposed to currency fluctuations relative to the US dollar as a significant portion of the Company’s operating costs and capital expenditures are denominated in foreign currencies; primarily the Canadian dollar, the Euro and the Mexican peso. These potential currency fluctuations increase the volatility of, and could have a significant impact on, the Company’s production costs and capital expenditures. The economic hedges relate to a portion of the foreign currency denominated cash outflows arising from foreign currency denominated expenditures.

As at December 31, 2020, the Company had outstanding derivative contracts related to $1,188.0 million of 2021 and 2022 expenditures (December 31, 2019 - $252.0 million). The Company recognized mark-to-market adjustments in the gain on derivative financial instruments line item in the consolidated statements of income. The Company did not apply hedge accounting to these arrangements.

Mark-to-market gains and losses related to foreign exchange derivative financial instruments are recorded at fair value based on broker-dealer quotations corroborated by option pricing models that utilize period-end forward pricing of the applicable foreign currency to calculate fair value.

The Company’s other foreign currency derivative strategies in 2020 and 2019 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars and Mexican pesos. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding as at December 31, 2020 or December 31, 2019. The call option premiums were recognized in the gain on derivative financial instruments line item in the consolidated statements of income.

Commodity Price Risk Management

To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instruments as economic hedges of the price risk on a portion of diesel fuel costs associated primarily with  its Nunavut operations' diesel fuel exposure as it relates to operating costs. There were derivative financial instruments outstanding as at December 31, 2020 relating to 24.0 million gallons of heating oil (December 31, 2019 - 12.0 million). The related mark‑to‑market adjustments prior to settlement were recognized in the gain on derivative financial instruments line item in the consolidated statements of income. The Company did not apply hedge accounting to these arrangements.

Mark‑to‑market gains and losses related to heating oil derivative financial instruments are based on broker‑dealer quotations that utilize period-end forward pricing to calculate fair value.

Share Purchase Warrants

The Company holds warrants to acquire equity securities of certain issuers in the mining industry. These warrants are not part of the Company's core operations, and accordingly, gains and losses from these investments are not representative of the Company's performance during the year. For the year ended December 31, 2020, the unrealized gain on warrants is primarily attributable to the increase in the share prices of Orla and Rupert Resources Ltd.

The following table sets out a summary of the amounts recognized in the gain on derivative financial instruments line item in the consolidated statements of income.

	Year Ended December 31,
	2020	2019
Premiums realized on written foreign exchange call options	$(1,779)	$(1,693)
Realized loss on warrants	—	88
Unrealized gain on warrants	(82,003)	(2,325)
Realized loss (gain) on currency and commodity derivatives	5,988	(450)
Unrealized gain on currency and commodity derivatives	(30,079)	(12,744)
Gain on derivative financial instruments	$(107,873)	$(17,124)

Unrealized gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the gain on derivative financial instruments line item of the consolidated statements of income and through the unrealized gain on warrants and the unrealized gain on currency and commodity derivatives line items of the consolidated statements of cash flows.